Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (SEC), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results.

Going concern
(b)	Going concern

The Group has a history of net operating losses from continuing operations $523, $2,326 and $78,945 for the years ended December 31, 2023, 2024 and 2025. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of equity and debt financing to fund its operations and business development. The Group’s ability to continue as a going concern depends on management’s ability to successfully execute its business plan which includes increasing the utilization rate of existed staffs and potential financing from public market or private placement. In addition, the Company held approximately $3.25 million in USDT as of December 31, 2025, which can be converted into cash for immediate use as needed to ensure the Group has sufficient working capital for its operations and development. However, there is no assurance that the measures above can be achieved as planned. Nevertheless, management prepared the consolidated financial statements assuming the Group will continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of consolidation
(c)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
(d)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including standalone selling price of each distinct performance obligation in the cryptocurrency mining revenue recognition, allowance for expected credit losses, the useful lives of property and equipment, impairment of long-lived assets, valuation of cryptocurrencies, share-based compensation and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Significant risks and uncertainties
(e)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: net losses in the past and futures; price volatility of cryptocurrencies; mining difficulty adjustments and cost risks for Bitcoin mining; failure in launching new business; a significant or prolonged economic downturn; regulatory or other related factors; past and future acquisitions; failure to maintain an effective system of internal control over financial reporting and effective disclosure controls and procedures; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the industry.

Fair value measurements
(f)	Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value for certain assets and liabilities such as cash and cash equivalents, USDT, prepayments and accounts payable have been determined to approximate carrying amounts due to short maturities of these instruments. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2024 and 2025. The Group noted no transfers between levels during any of the periods presented.

Discontinued operations
(g)	Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Included in the consolidated statements of operations and comprehensive (loss) income, result from discontinued operations have been reported separately from the income and expenses from continuing operations and prior periods have been presented on a reclassified comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Due to the disposal of Blockchain Dynamics Limited together with its subsidiary, the disposal of One World, Global Travel together with its subsidiaries, and the disposal of Broad Cosmos and its Subsidiaries, which represented strategic shifts and had a major effect on the Company’s results of operations, revenues, costs and expenses related to the businesses have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented.

Cash and cash equivalents
(h)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

USDT
(i)	USDT

Cryptocurrencies are included in current assets in the accompanying consolidated balance sheets. Cryptocurrencies awarded to the Group through its mining activities are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured in the Company’s principal market. In testing for impairment, the Group has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Group concludes otherwise, it is required to perform a quantitative impairment test. Gross impairments, net of subsequent realized gains on the sale and disposal of previously impaired crypto assets held are reflected in crypto asset impairment, net in the consolidated statements of operations. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.

Cryptocurrencies awarded to the Group through its mining activities are included within operating activities on the accompanying consolidated statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the consolidated statements of operations. The Group accounts for its gains or losses in accordance with the first in first out (FIFO) method of accounting.

USDT (Tether) are cryptocurrency-like crypto assets. The main difference between a stablecoin (such as Tether or USDC) and a cryptocurrency (such as Bitcoin) is that a stablecoin is designed to ensure that its value remains constant when compared to a particular currency. This could be because the stablecoin is backed by an amount of currency held on deposit at a particular bank or though mathematical formulae that aim to balance demand and supply. It is a type of digital asset which the Company holds to meet certain working capital requirements. The Company classifies USDT as a financial asset on the basis that one USDT can be redeemed for one US dollar from an issuer.

Prepayments
(j)	Prepayments

Prepayments are prepaid expenses paid to cryptocurrency miner suppliers. Management regularly reviews the aging of such balances and changes in payment and delivery trends and records losses when management believes the recovery of the prepaid amounts through receipt of the fixed assets is at risk. Prepayments deemed irrecoverable are written off against the allowance after all reasonable recovery efforts have been exhausted. As of December 31, 2025, the Group had recorded an impairment losses on prepayments of approximately $36.4 million.

Allowance for expected credit losses
(k)	Allowance for expected credit losses

The Group adopted ASC 326 Financial Instruments – Credit Losses using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit. Management used an expected credit loss model for the impairment of other current assets and non-current assets as of period ends. Management believes the aging of assets is a reasonable parameter to estimate expected credit loss, and determines expected credit losses for other current assets using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of other current assets on a collective basis. When an other current assets does not share risk characteristics with other current assets, management will evaluate such other current assets for expected credit loss on an individual basis. For non-current assets such as security deposits, management assesses expected credit losses individually, given their unique risk characteristics and long-term nature. Doubtful accounts balances are written off and deducted from allowance, when receivables are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote. The same write-off policy applies to both current and non-current financial assets.

Property and equipment, net
(l)	Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Miners	3 years

Costs of repairs and maintenance are expensed as incurred and asset improvements that extend the useful life are capitalized. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated income statement. When property and equipment are retired or otherwise disposed of the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

Long-lived assets held and used by the Group are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technology, economy or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, relief from royalty income approach, quoted market values and third-party independent appraisals, as considered necessary.

The Group makes various assumptions and estimates regarding estimated future cash flows and other factors in determining the fair values of the respective assets. The assumptions and estimates used to determine future values and remaining useful lives of long-lived assets are complex and subjective. They can be affected by various factors, including external factors such as industry and economic trends, and internal factors such as the Group’s business strategy and its forecasts for specific market expansion.

As of December 31, 2025, the net carrying amount of long-lived assets consisted of miners of $90,926 for the continuing operations. The Group recognized nil, nil and $12,415,923 impairment loss during the years ended December 31, 2023, 2024 and 2025 for the continuing operations.

Warrants
(n)	Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815.

The assessment considers whether the warrants are freestanding financial instruments, meeting the definition of a liability under ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815. This includes determining whether the warrants are indexed to the Group’s own ordinary share and whether the warrant holders could potentially require net cash settlement in a circumstance outside of the Group’s control. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and is reassessed at each subsequent reporting date while the warrants are outstanding.

Warrants that meet all of the criteria for equity classification are recorded as a component of equity at fair value at the time of issuance and not subsequently remeasured. Warrants that do not meet the criteria for equity classification are recorded as liabilities, measured at fair value at issuance and subsequently remeasured to fair value at each reporting period, with changes in fair value recognized in earnings.

Revenue recognition
(o)	Revenue recognition

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers”, applying the modified retrospective method. The adoption did not result in a material adjustment to the accumulated deficit.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Cryptocurrency mining: The Group has entered into digital asset mining pools by executing contracts with the mining pool operator to provide computing power to the mining pool. In exchange for providing computing power, the Group is entitled to a fractional share of the fixed cryptocurrency award the mining pool operator receives for successfully adding a block to the blockchain. The Group’s fractional share is based on the proportion of computing power the Group contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm. Currently, the mining pool only mines Bitcoins. The total mining revenue for a given month is calculated as the sum of the daily Bitcoin revenues, where each day’s revenue is determined by multiplying the amount of Bitcoin mined on that day by the Bitcoin market closing price on the same day. From the total monthly revenue, the hosting fees and the maintenance fees will be deducted. The mining pool operator pays the resulting net amount in USDT (or such other mutually agreed stablecoin or fiat currency) on a quarterly basis to the wallet address designated in writing by the Group.

The provision of providing such computing power is the only performance obligation in the Group’s contracts with mining pool operators. The transaction consideration the Group receives, if any, is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Group has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block and the Group receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU’) No. 2023-08, Intangibles – “Goodwill and Other - Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets” (ASU 2023-08”), which requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Fair value of the cryptocurrency award received is determined using the quoted price of the related cryptocurrency at the time of receipt. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period. The Group has adopted this new guidance on January 1, 2025, and the adoption did not have a material effect on the Group’s consolidated financial statements and related disclosures.

On March 19, 2024, the Group suspended its cryptocurrencies mining business with the disposal of Blockchain Dynamics Limited and its subsidiary. On January 1, 2025, the Group resumed its cryptocurrency mining operations through the incorporation of Robust Achievement.

Cost of revenues
(p)	Cost of revenues

Cost of revenues consists primarily of the direct costs associated with running the cryptocurrency mining business, such as utilities, maintenance electricity costs, mining maintenance fees, depreciation expenses of mining equipment and other service charges. The Company signed hosting agreement with hosting partners, and the hosting partners will install the mining equipment and provide elective power, internet services and other necessary services to maintain the operation of the mining equipment. All the related operating fees are included in the all-in-one monthly fees charged by the hosting partner to the Company. Depreciation of cryptocurrency mining equipment is calculated separately and also recorded as a component of cost of revenues for cryptocurrency mining.

Foreign currency translation
(q)	Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries domiciled in BVI and Hong Kong are the United States dollar (“U.S. dollar”). The financial records of the Company’s other subsidiaries located in the PRC are maintained in their local currency, the Renminbi (“RMB”), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes
(r)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax expense. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025, the Group had no uncertain tax positions that if recognized would affect the annual effective tax rate.

The Group is not currently under examination by any income taxing authority, nor has it been notified of an impending examination. As of December 31, 2025, income tax returns of the discontinued operations in PRC for the tax years ended December 31, 2019 through December 31, 2024 remain open for statutory examination.

Share-based payments
(s)	Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options on the measurement date as of each reporting date and recognized as expense over the requisite service periods on a straight-line method subject to adjustments in fair value, with a corresponding impact reflected in additional paid-in capital.

Comprehensive (loss) income
(t)	Comprehensive (loss) income

Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments and is presented net of tax. The tax effect is nil for the years ended December 31, 2023, 2024 and 2025 in the consolidated statements of comprehensive (loss) income.

Concentration of credit risk
(u)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and USDT. The Group places their cash and cash equivalents with financial institutions with high-credit rating and quality in China. The USDTs are stored at the Company’s wallet addresses. The Company has no reason to believe it will incur any theft or loss because (i) it has no known or historical experience of claims to use as a basis of measurement, (ii) it accounts for and continually verifies the amount of crypto assets within its control, and (iii) it has established security around custodial product private keys to minimize the risk of theft or loss.

Net income (loss) per share
(v)	Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential common shares in the diluted net income (loss) per share computation are excluded in periods of losses, as their effect would be anti-dilutive.

Recently adopted/issued accounting standards
(w)	Recently adopted/issued accounting standards

In December 2023, the FASB issued ASU 2023-08, “Intangibles — Goodwill and Other — Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets” (“ASU 2023-08”), which requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period. The objectives of the amendments are to provide investors and other capital allocators with more decision-useful information that better reflects the underlying economics of crypto assets within the scope and an entity’s financial position while reducing cost and complexity associated with applying cost-less-impairment accounting. The Company adopted ASU 2023-08 on January 1, 2025, and applied the amendments retrospectively to all prior periods presented in these consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign), and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company adopted ASU 2023-09 on January 1, 2025, and applied the amendments retrospectively to all prior periods presented in these consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 is intended to provide users of financial statements with more decision-useful information about expenses of a public business entity, primarily through enhanced disclosures of certain components of expenses commonly presented within captions on the statement of operations, such as employee compensation and depreciation and amortization, as well as a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU 2024-03 also requires disclosure of the total amount of selling expenses. ASU 2024-03 is effective prospectively or retrospectively for the Company for its fiscal year beginning January 1, 2027 and for interim periods beginning January 1, 2028, with early adoption permitted. The Company is currently assessing ASU 2024-03 and its impact on its disclosures.

In March 2025, the FASB issued ASU No. 2025-02, “Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122” (“ASU 2025-02”), which rescinds the embedded SEC guidance in Topic S-99-1 of ASC 450 related to obligations to safeguard crypto assets under SAB 121. The amendments require entities with obligations to safeguard crypto assets to assess whether a contingent liability exists under ASC 450-20, “Loss Contingencies.” This guidance is effective for annual periods beginning after December 15, 2024, including interim periods, with early adoption permitted. The Company adopted ASU 2025-02 on January 1, 2025, and the adoption did not have a material effect on the Company’s consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive (loss) income and statements of cash flows.

Segment reporting
(x)	Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances disclosure requirements under Topic 280, including the title and position of the CODM, significant segment expenses provided to the CODM, expansion of certain annual disclosures to interim periods, clarification that single reportable segment entities must apply ASC 280 in full, and permission to report more than one measure of segment profit or loss in certain circumstances. The Company adopted ASU 2023-07 on January 1, 2024, and applied the amendments retrospectively to all prior periods presented.

As a whole, the Group has one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group primarily generates mining revenue by providing computing power to mining pools to mine Bitcoin, no geographical segments are presented. For the years ended December 31, 2023,2024 and 2025, the reportable segment revenue, segment profit or loss and significant segment expenses are the same as consolidated statement of operations and comprehensive income (loss).

Reclassification
(y)	Reclassification

Certain prior year amounts have been reclassified to conform to the current year of discontinued operations presentation. These reclassifications have no effect on the accompanying statements of operations and cash flows.